Government Money Market Portfolio Performance Management - Government Money Market Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods. Returns are based on past results and are not an indication of future performance. Prior to May 1, 2016, the Portfolio operated as a prime money market fund and invested in certain types of securities that the Portfolio is no longer permitted to hold. Consequently, the performance information below may have been different if the current investment limitations had been in effect during the period prior to the Portfolio’s conversion to a government money market fund. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Performance Past Does Not Indicate Future [Text]	Returns are based on past results and are not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods.
Bar Chart Does Not Reflect Sales Loads [Text]	Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Bar Chart Closing [Text Block]	Quarter/YearReturnBest Quarter4th quarter, 20231.30%Worst Quarter1st quarter, 20220.00%
Performance Table Heading	Average Annual Total Return  <br/>(for periods ended December 31, 2025)
Performance Table Narrative	For the seven-day period ended March 31, 2026, the Government Money Market Portfolio’s yield was3.37%.
Money Market Seven Day Yield, Caption [Optional Text]	For the seven-day period ended March 31, 2026, the Government Money Market Portfolio’s yield was
Money Market Seven Day Yield	3.37%
Government Money Market Portfolio
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.30%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022